DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,946	$ 993
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,946	993
Effective Portion	(24)	(58)
Ineffective Portion	$ 0	$ 0